Subsequent Events - Additional Information (Detail) - CAD ($)	Jul. 31, 2026	Jun. 05, 2026	Jul. 01, 2025
Subsequent Event [Line Items]
Line Of Credit Facility Days			30 days
GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, remaining borrowing capacity		$ 30,000,000
Mangrove Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, remaining borrowing capacity			$ 3,750,000
Line of credit facility, interest rate during period			12.20%
Line of Credit Facility, Annual Principal Payment			$ 3,000,000
Line of Credit Facility, Periodic Payment			$ 250,000
Gordon Brothers Group [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Senior secured credit facility		32,500,000
Line of Credit Facility, Annual Principal Payment		26,000,000
Line of Credit Facility, Commitment Fee Amount		93,000,000
Gordon Brothers Group [Member] | Wells Revolver Term Loan Facility [Member]
Subsequent Event [Line Items]
Senior secured credit facility		3,000,000
Subsequent Event [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, remaining borrowing capacity		$ 30,000,000
Subsequent Event [Member] | Mangrove Loan Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Annual Principal Payment	$ 100,000
Line of Credit Facility, Periodic Payment	200,000
Subsequent Event [Member] | Maximum [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period		7.75%
Subsequent Event [Member] | Maximum [Member] | Canadian Overnight Repo Rate Average [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period		2.50%
Subsequent Event [Member] | Maximum [Member] | Secured Overnight Financing Rate (SOFR) [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period		2.125%
Subsequent Event [Member] | Minimum [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period		6.75%
Subsequent Event [Member] | Minimum [Member] | Canadian Overnight Repo Rate Average [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period		2.00%
Subsequent Event [Member] | Minimum [Member] | Secured Overnight Financing Rate (SOFR) [Member] | GB Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, interest rate during period		1.625%
Subsequent Event [Member] | Gordon Brothers Group [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Senior secured credit facility		$ 32,500,000
Line of Credit Facility, Annual Principal Payment		26,000,000
Line of Credit Facility, Commitment Fee Amount		93,000,000
Subsequent Event [Member] | Gordon Brothers Group [Member] | Wells Revolver Term Loan Facility [Member]
Subsequent Event [Line Items]
Senior secured credit facility		$ 3,000,000
Subsequent Event [Member] | Loans Payable [Member] | Mangrove Loan Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Annual Principal Payment	300,000
Line of Credit Facility, Periodic Payment	$ 300,000